Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

Share Issuances and Business Combination

In September 2023, prior to the closing of the Business Combination, the Company completed the Equity Raise.

On September 11, 2023 (the “Closing”), the Company consummated the Business Combination with Rosecliff, whereby all of the Company’s 137,701,673 shares of common stock and the Equity Issuance common stock were exchanged by Rosecliff for 13,316,464 and 744,667, respectively, ordinary shares of Rosecliff, at an exchange ratio of 10.31.

Pursuant to the Business Combination Agreement, on the Closing, in sequential order: (a) Ghost Merger Sub I merged with and into the Company, with the Company continuing as the surviving company as a wholly owned subsidiary of Rosecliff (the “Spectral Merger”) and then, (b) the Company merged with and into Ghost Merger Sub II (the “SPAC Merger”, together with the Spectral Merger (the “Merger”)), with Ghost Merger Sub II surviving the SPAC Merger as a direct wholly-owned subsidiary of Rosecliff. Rosecliff was renamed Spectral AI, Inc. (“Spectral AI” or the “Combined Company”).

In conjunction with the closing, options to purchase 46,592,862 shares of the Company’s common stock and 600,000 RSUs were exchanged for options to purchase 4,519,191 shares of Spectral AI’s ordinary shares and 58,196 RSUs of Spectral AI. Additionally, the warrants to purchase 762,712 of the Company’s common stock were exchanged for warrants to purchase 73,978 ordinary shares of Spectral AI’s common stock.

On September 12, 2023, Spectral AI began trading its shares on the NASDAQ stock exchange after delisting its shares from the AIM market of the London Stock Exchange on September 7, 2023.